Quarterly Holdings Report
for
Fidelity® Global Commodity Stock Fund
January 31, 2022
GCS-NPRT1-0422
1.879386.112
Common Stocks - 97.9%
	Shares	Value ($)
Chemicals - 19.6%
Fertilizers & Agricultural Chemicals - 18.5%
CF Industries Holdings, Inc.	466,560	32,131,987
Corteva, Inc.	598,500	28,775,880
FMC Corp.	82,800	9,138,636
Icl Group Ltd.	430,400	3,861,553
Nutrien Ltd.	665,683	46,492,811
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	143,400	7,765,110
The Mosaic Co.	613,461	24,507,767
		152,673,744
Specialty Chemicals - 1.1%
Albemarle Corp. U.S.	38,500	8,498,490
TOTAL CHEMICALS		161,172,234
Food Products - 7.7%
Agricultural Products - 7.7%
Archer Daniels Midland Co.	564,400	42,330,000
Bunge Ltd.	139,500	13,790,970
Darling Ingredients, Inc. (a)	66,800	4,259,836
Wilmar International Ltd.	890,800	2,833,799
		63,214,605
Metals & Mining - 29.3%
Aluminum - 1.4%
Alcoa Corp.	183,300	10,394,943
Kaiser Aluminum Corp. (b)	14,300	1,369,225
		11,764,168
Copper - 5.9%
ERO Copper Corp. (a)	309,800	3,858,029
First Quantum Minerals Ltd.	999,324	24,614,589
Freeport-McMoRan, Inc.	350,200	13,034,444
Lundin Mining Corp.	835,900	6,963,915
		48,470,977
Diversified Metals & Mining - 9.3%
Anglo American PLC (United Kingdom)	358,146	15,789,048
Grupo Mexico SA de CV Series B	500,620	2,149,987
IGO Ltd.	689,104	5,830,515
Ivanhoe Mines Ltd. (a)	852,700	7,305,120
MMC Norilsk Nickel PJSC	14,940	4,190,206
Nickel Mines Ltd.	4,845,629	4,976,945
Rio Tinto PLC	476,711	33,601,163
Teck Resources Ltd. Class B (sub. vtg.)	89,300	2,758,068
		76,601,052
Gold - 6.9%
Agnico Eagle Mines Ltd. (Canada)	194,200	9,274,973
Barrick Gold Corp. (Canada)	627,247	12,005,601
Franco-Nevada Corp.	59,171	7,823,522
Kirkland Lake Gold Ltd.	84,300	3,175,301
Newcrest Mining Ltd.	138,604	2,149,937
Newmont Corp.	259,800	15,891,966
Wheaton Precious Metals Corp.	153,700	6,196,849
		56,518,149
Precious Metals & Minerals - 0.3%
Impala Platinum Holdings Ltd.	178,300	2,748,827
Steel - 5.5%
ArcelorMittal SA (Netherlands)	243,800	7,241,846
Commercial Metals Co.	205,400	6,868,576
Fortescue Metals Group Ltd.	444,522	6,242,026
Nucor Corp.	40,092	4,065,329
Steel Dynamics, Inc.	70,900	3,936,368
Vale SA	1,110,700	16,915,371
		45,269,516
TOTAL METALS & MINING		241,372,689
Oil, Gas & Consumable Fuels - 35.8%
Integrated Oil & Gas - 24.1%
BP PLC	3,065,999	15,893,905
Chevron Corp.	343,000	45,046,190
Equinor ASA	139,200	3,837,441
Exxon Mobil Corp.	780,200	59,263,993
Occidental Petroleum Corp.	357,900	13,482,093
Petroleo Brasileiro SA - Petrobras (ON)	1,837,100	12,202,127
Shell PLC	977,696	25,115,771
Total SA	422,314	24,015,923
		198,857,443
Oil & Gas Exploration & Production - 11.7%
ConocoPhillips Co.	300,900	26,665,758
Coterra Energy, Inc.	519,600	11,379,240
Diamondback Energy, Inc.	63,500	8,011,160
Hess Corp.	84,300	7,780,047
Magnolia Oil & Gas Corp. Class A	281,900	6,097,497
Pioneer Natural Resources Co.	95,110	20,818,628
Range Resources Corp. (a)	796,800	15,338,400
		96,090,730
TOTAL OIL, GAS & CONSUMABLE FUELS		294,948,173
Paper & Forest Products - 5.5%
Forest Products - 2.0%
Louisiana-Pacific Corp.	48,200	3,202,408
Svenska Cellulosa AB SCA (B Shares)	240,900	4,194,948
West Fraser Timber Co. Ltd.	100,600	9,311,722
		16,709,078
Paper Products - 3.5%
Mondi PLC	302,939	7,579,289
Nine Dragons Paper (Holdings) Ltd.	1,545,000	1,543,256
Suzano Papel e Celulose SA	513,745	5,727,520
UPM-Kymmene Corp.	383,700	13,984,525
		28,834,590
TOTAL PAPER & FOREST PRODUCTS		45,543,668
TOTAL COMMON STOCKS (Cost $595,352,432)		806,251,369

Nonconvertible Preferred Stocks - 0.8%
	Shares	Value ($)
Chemicals - 0.8%
Fertilizers & Agricultural Chemicals - 0.8%
Sociedad Quimica y Minera de Chile SA (PN-B) (a) (Cost $6,465,804)	123,070	6,562,914

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c)	8,798,775	8,800,535
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	487,451	487,500
TOTAL MONEY MARKET FUNDS (Cost $9,288,035)		9,288,035

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $611,106,271)	822,102,318
NET OTHER ASSETS (LIABILITIES) - 0.2%	2,039,179
NET ASSETS - 100.0%	824,141,497

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	12,474,618	67,683,773	71,357,856	1,790	-	-	8,800,535	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	-	58,719,209	58,231,709	3,038	-	-	487,500	0.0%
Total	12,474,618	126,402,982	129,589,565	4,828	-	-	9,288,035

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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